PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Aug. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

	LAND	BUILDINGS	CONSTRUCTION IN PROCESS	GROWING & PROCESSING EQUIPMENT	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, August 31, 2019	$2,211	$70,774	$65,515	$87,931	$6,697	$—	$233,128
Transition to IFRS 16 (Note a)	—	—	—	—	—	2,244	2,244
Additions (Note c)	1,864	22,316	46,847	7,597	1,335	2,220	82,179
Construction completed	—	71,663	(110,234)	37,851	720	—	—
Disposals	—	(517)	—	(436)	(75)	—	(1,028)
Impairment (Note b)	—	(37,214)	—	48	—	—	(37,166)
Balance, August 31, 2020	$4,075	$127,022	$2,128	$132,991	$8,677	$4,464	$279,357

Accumulated depreciation
Balance, August 31, 2019	$—	$(4,237)	$—	$(8,618)	$(1,803)	$—	$(14,658)
Depreciation	—	(4,074)	—	(11,568)	(1,362)	(557)	(17,561)
Disposals	—	108	—	145	29	—	282
Balance, August 31, 2020	$—	$(8,203)	$—	$(20,041)	$(3,136)	$(557)	$(31,937)

Cost
Balance, August 31, 2020	$4,075	$127,022	$2,128	$132,991	$8,677	$4,464	$279,357
Acquisitions through business combination (Note 28)	—	5,786	2,859	720	721	1,742	11,828
Additions (Note c)	—	2,928	1,762	4,655	270	—	9,615
Transfers	—	—	—	—	667	(889)	(222)
Construction completed	—	27	(4,657)	4,630	—	—	—
Disposals	—	—	—	(3,586)	(12)	—	(3,598)
Balance, August 31, 2021	$4,075	$135,763	$2,092	$139,410	$10,323	$5,317	$296,980

Accumulated depreciation
Balance, August 31, 2020	$—	$(8,203)	$—	$(20,041)	$(3,136)	$(557)	$(31,937)
Depreciation	—	(5,456)	—	(22,735)	(1,451)	(822)	(30,464)
Transfers	—	—	—	—	—	222	222
Disposals	—	—	—	1,129	9	—	1,138
Balance, August 31, 2021	$—	$(13,659)	$—	$(41,647)	$(4,578)	$(1,157)	$(61,041)

Net book value
August 31, 2020	$4,075	$118,819	$2,128	$112,950	$5,541	$3,907	$247,420
August 31, 2021	$4,075	$122,104	$2,092	$97,763	$5,745	$4,160	$235,939

Included in deferred charges and deposits is $3,188 (August 31, 2020 - $520) for deposits paid to secure the acquisition of manufacturing equipment, the amounts will be recorded into property, plant and equipment as equipment is received.

a) Right-of-Use Assets and Transition to IFRS 16
The Company adopted IFRS 16 effective September 1, 2019. As a result, certain lease obligations were capitalized as ROU assets on the transition date. ROU assets mostly comprise of office and warehouse space.

b) Impairment/Accelerated Depreciation
The Company reviews the carrying value of its property, plant and equipment at each reporting period for indicators of impairment and assesses their useful lives. During the year ended August 31, 2021 and August 31, 2020, management noted indicators of impairment for the Moncton Campus CGU and a change in useful life at an asset specific level and recorded impairments at an asset specific level.

Moncton Campus - Phase 4C
The construction of Phase 4C of the Moncton Campus, which was intended to house grow rooms with a previously estimated cultivation capacity of 24,000 kg per annum, was indefinitely deferred during the three months ended May 31, 2020 based on available capacity and forecast market demand. Phase 4C of the Moncton Campus has effectively been left partially completed and, due to the specialized and integrated nature of Phase 4C, without any foreseeable near-term use. Management estimated the fair value less cost to dispose (“FVLCD”) of Phase 4C to approximate the purchase cost of the land and movable equipment, which is $1,328. As a result, the Company recognized an impairment loss of $37,749 in relation to this asset for the year ended August 31, 2020. The entire amount of the impairment loss was recorded against the building infrastructure of Phase 4C. In addition, subsequently incurred and contractually committed future costs totaling $1,050 with respect to Phase 4C at August 31, 2020 were included in the impairment loss for the year ended August 31, 2020.

Moncton Chocolate Line
During Q4 2021, management reassessed the useful life of the chocolate manufacturing equipment, notably the decline in utilization of the equipment and declining revenues, and as a result recognized accelerated depreciation of $9,133.

c) Reconciliation of property, plant, and equipment additions to the statements of cash flows
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	AUGUST 31, 2021	AUGUST 31, 2020
Additions	$21,443	$82,179
Additions related to business combination (Note 28)	(11,828)	—
Additions related to right-of-use lease assets	—	(2,220)
Net change in deferred charges and deposits related to purchases of property, plant and equipment	2,668	—
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(492)	(2,736)
Purchase of property, plant and equipment	$11,791	$77,223